CARTER LEDYARD & MILBURN LLP
                               COUNSELLORS AT LAW
                                  2 WALL STREET
                            NEW YORK, N.Y. 10005-2072
                                   -----------

                               TEL: (212) 238-8605
                               FAX: (212) 732-3232

                                            February 22, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

                  Re:  Attunity Ltd
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Ladies and Gentlemen:

     On behalf of Attunity Ltd, a company incorporated under the laws of the State of Israel (the "Company"), we are filing herewith a Registration Statement on Form F-3 relating to a proposed offering by certain selling shareholders of the Company, pursuant to Rule 415 under the Securities Act of 1933, of up to 1,018,182 ordinary shares of the Company. The required registration fee for this filing, in the amount of $341.54, is in the Company's account at Mellon Bank.

     If there are any questions with respect to this filing, please call the undersigned at the number above given.

                                            Very truly yours,

                                            /s/ Steven J. Glusband
                                            Steven J. Glusband

cc: Ofer Segev